Consolidated Interim Statements of Profit (Loss) and Comprehensive Profit (Loss) (Unaudited) - CAD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue		$ 205,229	$ 405,946	$ 407,921	$ 714,914
Cost of revenue		(185,501)	(294,638)	(373,208)	(537,656)
Gross profit		19,728	111,308	34,713	177,258
Consulting and marketing		345,210	99,700	840,657	122,584
Research and development		924,634	589,753	1,769,403	1,031,154
Depreciation and amortization		625	647	1,285	2,874
Share-based compensation		1,389,094	3,253,437	2,052,346	3,616,874
General and admin expenses		1,117,168	772,200	1,581,461	1,026,671
Professional fees		551,118	404,774	1,213,074	1,036,852
Total operating expense		4,327,849	5,120,511	7,458,226	6,837,009
Loss before other income (expense)		(4,308,121)	(5,009,203)	(7,423,513)	(6,659,751)
Other income (expense)
Gain (loss) from warrants revaluation		37,703,771	4,977,547	30,389,592	(24,000,387)
Loss from settlement agreement revaluation		(843,587)		(971,687)
Foreign exchange gain (loss)		(1,014,255)	56,824	(1,155,417)	61,919
Finance income, net		253,778	70,054	280,743	83,797
Total other income (expense		36,099,707	5,104,425	28,543,231	(23,854,671)
Income (loss) before tax		31,791,586	95,222	21,119,718	(30,514,422)
Tax expense		(7,416)	(17,847)	(12,967)	(25,520)
Income (loss) for the period		31,784,170	77,375	21,106,751	(30,539,942)
Items that may be reclassified to profit or loss
Remeasurement of a defined benefit plan, net		2,551	122	5,171	244
Exchange differences on translation of foreign operations		(105,388)	20,969	(59,143)	2,139
Other comprehensive income (loss) for the period		(102,837)	21,091	(53,972)	2,383
Total comprehensive income (loss)		$ 31,681,333	$ 98,466	$ 21,052,779	$ (30,537,559)
Income (loss) per share - basic	[1]	$ 44.52	$ 71.58	$ 58.57	$ (54,232)
Income (loss) per share - diluted	[1]	$ 44.52	$ 71.58	$ 58.57	$ (54,232)
Weighted average shares outstanding - basic		713,873	1,081	360,389	563
Weighted average shares outstanding - diluted		713,873	1,081	360,389	563

[1]	Adjusted to reflect one (1) for seventeen (17) reverse stock split in August 2024 and a one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)